Operating Lease (Details) - Schedule of Future Minimum Lease Payments on Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments on Operating Leases [Abstract]
2024	$ 971,811
2025	63,446
Total minimum lease payments	1,035,257
Short term lease	(223,782)
Imputed interest	(18,643)
Present value of minimum lease payments	792,832	$ 2,813,936
Less: classified as current liabilities	(730,304)	(1,665,410)
Non-current liabilities	$ 62,528	$ 1,148,526